Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	10 – 15
Telephone installations, networks and subscriber equipment	5 – 20
Furniture, tools and other items	2 – 10
The composition of and movement in the items constituting net “Property, plant and equipment” in 2019 and 2018 were as follows:

2019
Millions of euros	Balance at 12/31/18	First application of IFRS 16	Additions (1)	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/19
Land and buildings	4,310	(9)	37	(334)	(227)	61	(56)	(179)	3,603
Plant and machinery	25,346	(107)	1,258	(4,845)	(33)	3,638	(58)	(193)	25,006
Furniture, tools and other items	1,201	(133)	129	(434)	(4)	503	7	(21)	1,248
PP&E in progress	2,438	—	4,568	—	(2)	(4,612)	18	(39)	2,371
Total PP&E	33,295	(249)	5,992	(5,613)	(266)	(410)	(89)	(432)	32,228
(1) Total additions of property, plant and equipment in 2019 amounted to 6,051 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).

2018
Millions of euros	Balance at 12/31/17	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Land and buildings	4,383	42	(368)	(29)	77	205	4,310
Plant and machinery	25,297	1,305	(4,905)	(6)	4,204	(549)	25,346
Furniture, tools and other items	1,267	134	(478)	(21)	340	(41)	1,201
PP&E in progress	3,278	4,660	—	(15)	(5,401)	(84)	2,438
Total PP&E	34,225	6,141	(5,751)	(71)	(780)	(469)	33,295

The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2019 and 2018 were as follows:

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	10,588	(6,975)	(10)	3,603
Plant and machinery	101,249	(76,186)	(57)	25,006
Furniture, tools and other items	7,041	(5,788)	(5)	1,248
PP&E in progress	2,381	—	(10)	2,371
Total PP&E	121,259	(88,949)	(82)	32,228

Balance at December 31, 2018
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,949	(7,636)	(3)	4,310
Plant and machinery	102,615	(77,222)	(47)	25,346
Furniture, tools and other items	7,137	(5,931)	(5)	1,201
PP&E in progress	2,453	—	(15)	2,438
Total PP&E	124,154	(90,789)	(70)	33,295